Asset Purchase From Related Party - Additional Information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2015
Related Party Transaction [Line Items]
In-process research and development expense			$ 26,486,000
Potentia Pharmaceuticals, Inc. [Member] | Vendor Payments under Asset Purchase Agreement [Member]
Related Party Transaction [Line Items]
Expenses recognized related to asset purchase agreement			$ 874,427
Potentia Pharmaceuticals, Inc. [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Assets purchased in exchange of common stock, shares		3,844,352
Acquisition of assets and shares issued, fair value	$ 26,486,000